Investments, held for trading - Portfolio of Trading Securities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	₨ 771,531.2		₨ 548,835.8	$ 8,222.6
Gross Unrealized Gains	99,079.0	$ 1,056.0	88,300.1
Gross Unrealized Losses	22,182.6	$ 236.4	11,747.4
Fair Value	848,427.6		625,388.5	$ 9,042.2
Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	395,544.6		247,848.8
Gross Unrealized Gains	216.6		392.1
Gross Unrealized Losses	350.5		207.6
Fair Value	395,410.7		248,033.3
Debt Securities | Government of India securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	267,372.7		156,198.9
Gross Unrealized Gains	156.2		215.3
Gross Unrealized Losses	11.1		8.2
Fair Value	267,517.8		156,406.0
Debt Securities | Other corporate/financial institution securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	128,171.9		91,649.9
Gross Unrealized Gains	60.4		176.8
Gross Unrealized Losses	339.4		199.4
Fair Value	127,892.9		91,627.3
Other securities (including mutual fund units)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	375,986.6		300,987.0
Gross Unrealized Gains	98,862.4		87,908.0
Gross Unrealized Losses	21,832.1		11,539.8
Fair Value	₨ 453,016.9		₨ 377,355.2